Brown Advisory Flexible Equity Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 94.0%
Communication Services - 14.6%
5,792	Alphabet, Inc. - Class A*	15,485,028
11,348	Alphabet, Inc. - Class C*	30,245,938
95,977	Facebook, Inc.*	32,573,634
144,568	Pinterest, Inc.*	7,365,739
60,599	T-Mobile US, Inc.*	7,742,128
59,711	Walt Disney Co.*	10,101,310
		103,513,777
Consumer Discretionary - 14.1%
61,642	Alibaba Group Holding, Ltd. ADR*	9,126,098
4,845	Amazon.com, Inc.*	15,916,019
273,284	Bed Bath & Beyond, Inc.*	4,720,981
7,860	Booking Holdings, Inc.*	18,658,618
47,025	Bright Horizons Family Solutions, Inc.*	6,556,226
162,660	CarMax, Inc.*	20,813,974
96,664	Lowe's Companies, Inc.	19,609,259
71,426	TJX Companies, Inc.	4,712,687
		100,113,862
Consumer Staples - 1.8%
469,260	Nomad Foods, Ltd.*	12,932,805
Energy - 1.1%
385,584	Suncor Energy, Inc.	7,997,012
Financials - 17.4%
77,157	Ameriprise Financial, Inc.	20,378,707
474,874	Bank of America Corp.	20,158,401
86,860	Berkshire Hathaway, Inc.*	23,707,569
102,982	Blackstone, Inc.	11,980,926
113,473	CIT Group, Inc.	5,894,922
7,173	First Citizens BancShares, Inc.	6,048,059
122,422	JPMorgan Chase & Co.	20,039,257
249,805	KKR & Co., Inc.	15,208,128
		123,415,969
Health Care - 10.1%
49,187	Agilent Technologies, Inc.	7,748,428
35,679	Anthem, Inc.	13,301,131
201,808	Edwards Lifesciences Corp.*	22,846,684
91,066	Merck & Co., Inc.	6,839,967
52,974	UnitedHealth Group, Inc.	20,699,061
		71,435,271
Industrials - 7.4%
60,331	Canadian National Railway Co.	6,977,280
258,385	Carrier Global Corp.	13,374,008
18,954	General Dynamics Corp.	3,715,553
92,642	Otis Worldwide Corp.	7,622,584
128,791	Stericycle, Inc.*	8,753,924
34,908	United Rentals, Inc.*	12,250,264
		52,693,613
Information Technology - 27.5%
34,858	Accenture PLC	11,151,771
60,767	Analog Devices, Inc.	10,177,257
180,256	Apple, Inc.	25,506,224
21,853	Intuit, Inc.	11,789,912
87,883	MasterCard, Inc.	30,555,162
154,197	Microsoft Corp.	43,471,218
67,303	PayPal Holdings, Inc.*	17,512,914
103,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,522,280
148,381	Visa, Inc.	33,051,868
		194,738,606
Total Common Stocks (Cost $254,636,890)		666,840,915

Real Estate Investment Trusts - 2.3%
35,193	Crown Castle International Corp.	6,099,651
30,249	SBA Communications Corp.	9,999,412
Total Real Estate Investment Trusts (Cost $7,142,841)		16,099,063

Short-Term Investments - 3.6%
Money Market Funds - 3.6%
25,324,746	First American Government Obligations Fund - Class Z, 0.02%#	25,324,746
Total Short-Term Investments (Cost $25,324,746)		25,324,746
Total Investments - 99.9% (Cost $287,104,477)		708,264,724
Other Assets in Excess of Liabilities - 0.1%		403,636
NET ASSETS - 100.0%		$708,668,360

* Non-Income Producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.